Consolidated Quarterly Holdings Report
for
Fidelity® Puritan® Fund
November 30, 2025
PUR-NPRT1-0126
1.809105.121
Alternative Funds - 0.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $62,559,747)	6,311,772	59,011,911

Common Stocks - 66.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(d)(e)	5,400	8,889,156
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	542,526	151,399,570
CANADA - 1.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	29,800	4,285,169
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (e)	233,089	18,355,895
TOTAL CONSUMER DISCRETIONARY		22,641,064

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Imperial Oil Ltd (f)	405,667	40,141,424
South Bow Corp (f)	344,701	9,499,041
		49,640,465
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (e)	767,840	121,810,138
Materials - 1.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	273,702	15,921,245
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd/CA (United States) (f)	882,805	153,987,676
Franco-Nevada Corp	741,030	155,677,547
Teck Resources Ltd Class B (United States)	484,227	20,768,496
		330,433,719
TOTAL MATERIALS		346,354,964

TOTAL CANADA		540,446,631
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	627,083	22,893,324
Lundin Mining Corp	2,768,219	51,820,537

TOTAL CHILE		74,713,861
CHINA - 0.7%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Tencent Holdings Ltd	1,343,016	106,113,766
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd ADR	716,569	112,716,304
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (e)	325,800	11,859,120
TOTAL CONSUMER DISCRETIONARY		124,575,424

TOTAL CHINA		230,689,190
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (e)	509,614	18,921,968
FRANCE - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	246,423	88,268,729
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (e)	769,905	21,655,029
HONG KONG - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	352,700	59,839,082
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lenskart Solutions Ltd (g)	85,248	391,580
Lenskart Solutions Ltd (g)	85,248	391,580
Lenskart Solutions Ltd (e)	28,614	131,436

TOTAL INDIA		914,596
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA non-voting shares	1,175,754	125,050,468
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	139,328	13,952,056
TOTAL ITALY		139,002,524
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Japan Steel Works Ltd/The	204,900	12,113,898
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	383,500	11,483,411
TOTAL JAPAN		23,597,309
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	269,708	36,351,244
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (e)	251,089	228,988,146
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	28,747	5,603,940
TOTAL NETHERLANDS		234,592,086
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC	200,000	4,704,000
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,391,752	405,709,626
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	542,250	17,049,519
Consumer Staples - 0.3%
Tobacco - 0.3%
British American Tobacco PLC	1,794,481	105,363,354
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (d)	7,254,400	22,854,305
TOTAL UNITED KINGDOM		145,267,178
UNITED STATES - 59.8%
Communication Services - 7.1%
Entertainment - 0.9%
Live Nation Entertainment Inc (e)	69,732	9,166,271
LiveOne Inc (e)	556,104	2,613,689
Netflix Inc (e)	1,577,770	169,736,497
PodcastOne Inc (e)	315,387	779,006
ROBLOX Corp Class A (e)	492,922	46,842,378
Spotify Technology SA (e)	54,904	32,880,358
Walt Disney Co/The	231,809	24,217,086
		286,235,285
Interactive Media & Services - 6.2%
Alphabet Inc Class A	609,421	195,124,416
Alphabet Inc Class C	3,894,677	1,246,764,001
Meta Platforms Inc Class A	733,164	475,053,614
Reddit Inc Class A (e)	335,585	72,644,085
Reddit Inc Class B (e)	28,500	6,169,395
		1,995,755,511
TOTAL COMMUNICATION SERVICES		2,281,990,796

Consumer Discretionary - 6.0%
Automobiles - 0.8%
General Motors Co	300,400	22,085,408
Neutron Holdings Inc (b)(d)(e)	4,168,198	400,147
Tesla Inc (e)	526,567	226,513,326
		248,998,881
Broadline Retail - 2.9%
Amazon.com Inc (e)	3,964,806	924,672,055
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp (e)	2,194,524	56,574,829
Cava Group Inc (e)(f)	25,348	1,239,264
Hilton Worldwide Holdings Inc	115,749	32,991,937
Starbucks Corp	258,922	22,554,695
Viking Holdings Ltd (e)	279,975	18,696,731
Wingstop Inc (f)	77,600	20,543,048
		152,600,504
Household Durables - 0.5%
Blu Homes Inc (b)(d)(e)	14,988,638	4,646
Lennar Corp Class A (f)	134,900	17,712,370
SharkNinja Inc (e)	219,510	21,417,591
Somnigroup International Inc	976,879	89,403,966
Toll Brothers Inc	263,161	36,797,803
		165,336,376
Specialty Retail - 1.1%
American Eagle Outfitters Inc	752,624	15,353,530
AutoZone Inc (e)	15,532	61,418,654
Boot Barn Holdings Inc (e)	43,300	8,392,406
Group 1 Automotive Inc	16,427	6,587,884
Lowe's Cos Inc	335,395	81,326,580
Revolve Group Inc Class A (e)	105,622	2,552,883
Ross Stores Inc	42,478	7,491,420
TJX Cos Inc/The	568,165	86,315,627
Victoria's Secret & Co (e)	60,400	2,496,331
Warby Parker Inc Class A (e)	373,400	7,397,054
Williams-Sonoma Inc	474,569	85,427,166
		364,759,535
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd (e)	251,500	6,380,555
Ralph Lauren Corp Class A	29,860	10,968,474
Tory Burch LLC Class A (b)(d)(e)(h)	702,741	28,271,271
Tory Burch LLC Class B (b)(d)(e)(h)	324,840	13,068,305
		58,688,605
TOTAL CONSUMER DISCRETIONARY		1,915,055,956

Consumer Staples - 1.2%
Beverages - 0.0%
Coca-Cola Co/The	142,400	10,412,288
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (e)	489,390	54,229,306
Performance Food Group Co (e)	255,858	24,836,136
Walmart Inc	207,590	22,940,771
		102,006,213
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	1,222,424	114,993,426
Tobacco - 0.5%
Philip Morris International Inc	1,011,519	159,294,012
TOTAL CONSUMER STAPLES		386,705,939

Energy - 1.2%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	3,374,518	169,400,804
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (e)	521,517	18,998,864
APA Corp	3,507,329	87,578,006
EQT Corp	593,899	36,144,693
Exxon Mobil Corp	73,924	8,569,270
Marathon Petroleum Corp	231,884	44,922,887
Valero Energy Corp	106,300	18,789,588
		215,003,308
TOTAL ENERGY		384,404,112

Financials - 6.8%
Banks - 1.3%
Bank of America Corp	1,172,642	62,912,243
First Horizon Corp	2,097,907	46,867,242
JPMorgan Chase & Co	468,272	146,606,598
Wells Fargo & Co	2,022,334	173,617,374
		430,003,457
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	1,323,983	148,418,494
Blackstone Inc	630,345	92,295,115
Cboe Global Markets Inc	519,135	134,025,083
Charles Schwab Corp/The	1,025,699	95,113,068
CME Group Inc Class A	164,445	46,284,690
Coinbase Global Inc Class A (e)	46,700	12,740,694
Goldman Sachs Group Inc/The	40,341	33,323,280
KKR & Co Inc Class A	96,673	11,824,075
Moody's Corp	56,722	27,838,023
Morgan Stanley	1,526,404	258,969,703
Northern Trust Corp	320,141	42,047,319
State Street Corp	594,302	70,733,824
Tulco LLC (b)(d)(e)(h)	42,857	33,495,745
		1,007,109,113
Consumer Finance - 0.5%
Capital One Financial Corp	716,339	156,928,385
Financial Services - 1.5%
Affirm Holdings Inc Class A (e)	225,600	16,006,320
Apollo Global Management Inc	509,430	67,168,346
Mastercard Inc Class A	517,068	284,661,446
New Moda LLC (d)(e)	62,880	3,143
Visa Inc Class A	328,829	109,973,571
		477,812,826
Insurance - 0.3%
Arthur J Gallagher & Co	170,666	42,260,315
Chubb Ltd	192,073	56,888,181
		99,148,496
TOTAL FINANCIALS		2,171,002,277

Health Care - 5.7%
Biotechnology - 2.4%
Alnylam Pharmaceuticals Inc (e)	363,645	164,087,534
BeOne Medicines Ltd ADR (e)	31,784	10,825,948
Biogen Inc (e)	226,800	41,298,012
Blueprint Medicines Corp rights (d)(e)	18,034	0
Centessa Pharmaceuticals PLC ADR (e)	151,000	4,383,530
Cogent Biosciences Inc (e)	422,000	16,972,840
Cytokinetics Inc (e)	329,900	22,476,087
Exact Sciences Corp (e)	445,319	45,106,362
Gilead Sciences Inc	1,631,873	205,354,899
Insmed Inc (e)	778,833	161,818,132
Madrigal Pharmaceuticals Inc (e)	8,407	5,018,811
Moderna Inc (e)	652,900	16,962,342
Nuvalent Inc Class A (e)	205,001	22,416,859
Regeneron Pharmaceuticals Inc	63,600	49,620,084
Scholar Rock Holding Corp (e)	115,152	5,073,597
		771,415,037
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp (e)	1,583,681	137,257,632
Insulet Corp (e)	267,553	87,540,666
Intuitive Surgical Inc (e)	40,600	23,283,288
Penumbra Inc (e)	42,469	12,450,637
		260,532,223
Health Care Providers & Services - 0.7%
CVS Health Corp	1,593,880	128,084,197
HCA Healthcare Inc	14,400	7,319,375
McKesson Corp	85,705	75,516,390
		210,919,962
Health Care Technology - 0.0%
Veeva Systems Inc Class A (e)	116,527	28,000,273
Life Sciences Tools & Services - 0.6%
Danaher Corp	228,500	51,819,230
Thermo Fisher Scientific Inc	231,958	137,047,745
		188,866,975
Pharmaceuticals - 1.2%
Eli Lilly & Co	315,820	339,654,935
Johnson & Johnson	30,600	6,331,752
Merck & Co Inc	302,200	31,679,626
Structure Therapeutics Inc ADR (e)	183,200	6,560,392
		384,226,705
TOTAL HEALTH CARE		1,843,961,175

Industrials - 6.8%
Aerospace & Defense - 2.0%
Anduril Industries Inc Class B (b)(d)	18,391	787,135
Anduril Industries Inc Class C (b)(d)	9	385
Beta Technologies Inc (g)	314,000	8,562,780
Beta Technologies Inc Class A (e)	225,600	6,152,112
Boeing Co (e)	1,051,180	198,673,020
BWX Technologies Inc	25,634	4,585,410
Carpenter Technology Corp	47,796	15,224,938
GE Aerospace	25,902	7,730,452
General Dynamics Corp	137,684	47,036,985
Howmet Aerospace Inc	514,895	105,342,368
Karman Holdings Inc (e)	44,343	2,972,311
Space Exploration Technologies Corp (b)(d)(e)	930,430	197,251,160
Space Exploration Technologies Corp Class C (b)(d)(e)	56,070	11,886,840
Woodward Inc	112,297	33,692,469
		639,898,365
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	330,548	52,514,161
Building Products - 0.5%
Builders FirstSource Inc (e)	45,800	5,140,134
Trane Technologies PLC	389,818	164,300,491
		169,440,625
Construction & Engineering - 0.6%
Dycom Industries Inc (e)	254,141	91,879,596
EMCOR Group Inc	119,099	73,254,222
Granite Construction Inc	241,476	25,965,914
Legence Corp Class A	148,724	6,838,329
		197,938,061
Electrical Equipment - 0.8%
Eaton Corp PLC	182,865	63,251,175
GE Vernova Inc	258,966	155,320,038
Nextpower Inc Class A (e)	265,649	24,338,761
		242,909,974
Ground Transportation - 0.2%
Lyft Inc Class A (e)	1,036,800	21,803,904
Norfolk Southern Corp	124,004	36,220,329
Uber Technologies Inc (e)	30,191	2,642,920
		60,667,153
Industrial Conglomerates - 0.3%
3M Co	518,904	89,277,433
Machinery - 1.6%
Caterpillar Inc	50,774	29,233,638
Cummins Inc	371,674	185,086,219
Deere & Co	196,863	91,440,895
Parker-Hannifin Corp	160,644	138,426,935
Pentair PLC	28,959	3,047,645
Westinghouse Air Brake Technologies Corp	280,469	58,491,810
		505,727,142
Passenger Airlines - 0.2%
Delta Air Lines Inc	923,372	59,188,145
Professional Services - 0.0%
Parsons Corp (e)	56,000	4,742,079
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	46,165	11,948,425
Ferguson Enterprises Inc	338,098	85,089,124
United Rentals Inc	85,165	69,424,805
		166,462,354
TOTAL INDUSTRIALS		2,188,765,492

Information Technology - 21.8%
Communications Equipment - 0.1%
Arista Networks Inc (e)	157,677	20,605,230
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	1,584,892	223,311,283
Coherent Corp (e)	503,400	82,688,484
Flex Ltd (e)	275,002	16,255,368
Jabil Inc	120,038	25,293,207
		347,548,342
IT Services - 0.7%
IBM Corporation	400,968	123,730,706
MongoDB Inc Class A (e)	12,400	4,121,388
Snowflake Inc (e)	292,343	73,448,255
X.Ai Holdings Corp Class A (b)(d)	478,710	31,207,105
		232,507,454
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices Inc (e)	659,684	143,501,061
Analog Devices Inc	312,039	82,796,428
Applied Materials Inc	210,026	52,979,059
Broadcom Inc	1,180,384	475,647,537
First Solar Inc (e)	129,500	35,343,140
Intel Corp (e)	1,933,277	78,413,715
KLA Corp	87,160	102,453,965
Lam Research Corp	426,373	66,514,188
Marvell Technology Inc	380,044	33,975,934
Micron Technology Inc	730,534	172,756,680
Monolithic Power Systems Inc	65,595	60,883,311
NVIDIA Corp	10,093,757	1,786,594,989
Teradyne Inc	95,900	17,443,250
		3,109,303,257
Software - 5.8%
Applied Intuition Inc Class A (b)(d)(e)	38,409	4,370,176
Atom Tickets LLC (b)(d)(e)(h)	2,580,511	25
Autodesk Inc (e)	20,090	6,094,101
Datadog Inc Class A (e)	278,377	44,543,104
Microsoft Corp	2,954,707	1,453,745,391
Oracle Corp	579,177	116,964,795
Palantir Technologies Inc Class A (e)	533,514	89,870,433
Palo Alto Networks Inc (e)	202,220	38,448,089
Pegasystems Inc (f)	90,117	4,935,708
Salesforce Inc	22,300	5,141,042
Synopsys Inc (e)	73,162	30,582,448
Zscaler Inc (e)	253,397	63,729,346
		1,858,424,658
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	4,750,180	1,324,587,693
Western Digital Corp	401,500	65,576,995
		1,390,164,688
TOTAL INFORMATION TECHNOLOGY		6,958,553,629

Materials - 1.2%
Chemicals - 0.3%
Corteva Inc	849,533	57,317,992
Ecolab Inc	22,378	6,157,530
Sherwin-Williams Co/The	132,873	45,667,121
		109,142,643
Construction Materials - 0.6%
Martin Marietta Materials Inc	179,187	111,676,506
Vulcan Materials Co	255,453	75,930,850
		187,607,356
Metals & Mining - 0.3%
Alcoa Corp	429,200	17,914,808
MP Materials Corp (e)(f)	270,561	16,761,254
Newmont Corp	316,139	28,683,291
Steel Dynamics Inc	171,800	28,833,194
		92,192,547
TOTAL MATERIALS		388,942,546

Real Estate - 0.8%
Health Care REITs - 0.4%
Ventas Inc	1,603,996	129,330,198
Industrial REITs - 0.0%
Prologis Inc	152,200	19,562,266
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (e)	261,339	42,292,490
Compass Inc Class A (e)	852,745	8,885,603
Zillow Group Inc Class C (e)	911,700	67,812,246
		118,990,339
TOTAL REAL ESTATE		267,882,803

Utilities - 1.2%
Electric Utilities - 1.2%
Constellation Energy Corp	54,581	19,887,133
Evergy Inc	88,954	6,907,278
Eversource Energy	506,797	34,046,622
Exelon Corp	1,619,950	76,332,044
NextEra Energy Inc	973,913	84,038,953
NRG Energy Inc	863,459	146,347,666
		367,559,696
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (e)	21,089	8,314,760
TOTAL UTILITIES		375,874,456

TOTAL UNITED STATES		19,163,139,181
TOTAL COMMON STOCKS (Cost $11,941,961,009)		21,348,100,960

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	1,370,500	6,145,322
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	354,000	1,587,336

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,724,499)		7,732,658

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	145,676	34,931,648
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	38,589,900	3,704,630
Neutron Holdings Inc Series 1D (b)(d)(e)	40,824,742	3,919,175
		7,623,805
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc Series C (b)(d)(e)	1,881,874	13,530,674
Goop Intl Inc Series D (b)(d)(e)	342,241	2,460,713
		15,991,387
TOTAL CONSUMER DISCRETIONARY		23,615,192

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(d)(e)	8,512,822	10,492
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(d)	172,800	7,395,840
Information Technology - 0.0%
Software - 0.0%
Applied Intuition Inc Series A2 (b)(d)(e)	49,998	5,688,773
Applied Intuition Inc Series B2 (b)(d)(e)	24,108	2,743,008
		8,431,781
TOTAL UNITED STATES		39,453,305
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,416,875)		74,384,953

Fixed-Income Funds - 32.9%
	Shares	Value ($)
Fidelity High Income Central Fund (i)	9,236,058	1,019,476,096
Fidelity Investment Grade Bond Central Fund (i)	94,978,192	9,527,262,428
TOTAL FIXED-INCOME FUNDS (Cost $11,120,228,926)		10,546,738,524

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.02	28,260,955	28,266,607
Fidelity Securities Lending Cash Central Fund (j)(k)	4.02	133,134,927	133,148,241
TOTAL MONEY MARKET FUNDS (Cost $161,414,848)			161,414,848

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $23,357,305,904)	32,197,383,854
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(126,950,173)
NET ASSETS - 100.0%	32,070,433,681

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $470,761,618 or 1.5% of net assets.

(c)	Affiliated fund.
(d)	Level 3 security.
(e)	Non-income producing.
(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $9,345,940 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,992,121.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	751,876

Anduril Industries Inc Class C	6/16/2025	366

Anduril Industries Inc Series G	4/17/2025	7,064,548

Applied Intuition Inc Class A	7/2/2024	2,292,821

Applied Intuition Inc Series A2	7/2/2024	2,984,626

Applied Intuition Inc Series B2	7/2/2024	1,439,124

Atom Tickets LLC	8/15/2017	15,120,230

Blu Homes Inc	5/21/2020	25,924

Bytedance Ltd Series E1	11/18/2020	15,962,328

Canva Australia Holdings Pty Ltd Class A	8/19/2025	8,889,156

Fidelity Private Credit Company LLC	6/6/2022 - 11/12/2025	62,559,747

Get Credit Healthy Inc Series B	8/17/2023	10,492

Goop Intl Inc Series C	12/15/2017	19,999,993

Goop Intl Inc Series D	6/21/2019	4,999,987

Neutron Holdings Inc	2/4/2021	41,686

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	1,370,500

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	353,999

Neutron Holdings Inc Series 1C	7/3/2018 - 1/25/2019	7,055,777

Neutron Holdings Inc Series 1D	7/3/2018 - 1/25/2019	9,900,000

Space Exploration Technologies Corp	8/4/2017 - 9/11/2017	12,560,805

Space Exploration Technologies Corp Class C	9/11/2017	756,945

Tory Burch LLC Class A	5/14/2015	48,713,601

Tory Burch LLC Class B	12/31/2012	17,221,748

Tulco LLC	8/24/2017 - 12/14/2017	14,395,645

X.Ai Holdings Corp Class A	10/25/2022	17,243,000

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	12/5/2025

Lenskart Solutions Ltd	2/3/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,911,177	937,725,798	931,373,109	442,537	3,042	(301)	28,266,607	28,260,955	0.0%
Fidelity High Income Central Fund	1,011,590,430	18,294,661	12,375,947	18,294,661	72,757	1,894,195	1,019,476,096	9,236,058	64.0%
Fidelity Investment Grade Bond Central Fund	9,718,544,889	103,887,805	419,716,334	103,887,804	(34,656,662)	159,202,730	9,527,262,428	94,978,192	22.0%
Fidelity Securities Lending Cash Central Fund	82,946,670	289,233,429	239,031,579	45,788	(279)	-	133,148,241	133,134,927	0.5%
Total	10,834,993,166	1,349,141,693	1,602,496,969	122,670,790	(34,581,142)	161,096,624	10,708,153,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	58,300,608	2,077,115	-	2,077,115	-	(1,365,812)	59,011,911	6,311,772
	58,300,608	2,077,115	-	2,077,115	-	(1,365,812)	59,011,911

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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